                United States Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM 13F

                   Report for the Quarter Ended March 31, 2008

     Check here if Amendment: [_] Amendment No.
     This Amendment           [_] is a restatement
                              [_] Adds new holdings entries

Name of Institutional Investment Manager Filing this Report:

     Nicholas-Applegate Capital Management LLC

Address:

     600 West Broadway, 30th Floor, San Diego, California 92101

     Form 13-F File No. 28-04189

          The institutional investment manager filing this Report and the person by whom it is signed hereby represent that the person signing the Report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this Form.

          Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Newport Beach and the State of California on the 13th day of May, 2008.

                                       Nicholas-Applegate Capital Management LLC
Person Signing this Report on         (Name of Institutional Investment Manager)
Behalf of Reporting Manager:

Name:  Kellie E. Davidson
Title: Assistant Secretary
Phone: (949) 219-2200


                                        /s/ Kellie E. Davidson
                                        ----------------------------------------
                                        (Signature of Person Duly Authorized to
                                        Submit This Report)

     Report Type:

          [_] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting Manager are reported in this Report)

          [X] 13F NOTICE. (Check here if no holdings are reported in this Report, and all holdings are reported by other Reporting Manager(s))

          [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this Reporting Manager are reported in this Report and a portion are reported by other Reporting Manager(s))

List of Other Managers Reporting for this Manager

13F File No.:   Name:
-------------   ----------------------------------------
28-2701         Allianz Global Investors of America L.P.

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